Balance Sheets (Parenthetical) - Computer Sciences GS Business - USD ($) $ in Thousands	Oct. 02, 2015	Apr. 03, 2015	Mar. 28, 2014
Allowance for doubtful accounts	$ 14,337	$ 14,733	$ 16,099
Finite-lived intangible assets, accumulated amortization	236,995	225,839	210,894
Property and equipment, accumulated depreciation	723,659	696,796	651,965
Customer-related and other intangible assets
Finite-lived intangible assets, accumulated amortization	157,835	150,295	143,149
Software
Finite-lived intangible assets, accumulated amortization	$ 79,160	$ 75,544	$ 67,745